Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Categories of financial assets [abstract]
Investments in marketable securities and mutual funds	$ 99,954	$ 87,652
Investments in FMPs		96
Investment in fixed deposits	21,548	24,673
Current investments	120,960	111,992
Non-current investment	542	429
Total	$ 121,502	$ 112,421